FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount

				12/31/2025
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current financial assets
Group14 shares	FVTPL	8,478	8,478	Level 3
XJ Harbour price protection cap derivative	FVTPL	7,713	7,713	Level 3
Other loans and investments	AC	3	n/a	n/a
Other non-current financial assets	AC	9	n/a	n/a

Current financial assets
Trade receivables and other receivables
Trade receivables	AC	28,865	n/a	n/a
Receivables from equity method investees	AC	4,435	n/a	n/a
Other receivables	AC	353	n/a	n/a
Other current assets
Restricted cash	AC	0	n/a	n/a
Cash and cash equivalents	AC	1,574	n/a	n/a

Non-current financial liabilities
Loans from banks	FLAC	1,191	—	n/a
Black forest term loan facility	FLAC	574	—	n/a
XJ Harbour price protection derivative	FVTPL	9,459	9,459	Level 3
Loans from other third parties	FLAC	2,200	—	n/a
Loans from shareholders	FLAC	21,000	—	n/a
Loans from other related parties	FLAC	11,000	—	n/a
Warrants	FVTPL	26,094	26,094	Level 1

Current financial liabilities
Loans from banks	FLAC	1,232	n/a	n/a
Black forest term loan facility	FVTPL	5,290	5,290	Level 3
XJ Harbour Set-off agreement	FLAC	64,267	64,267	n/a
Loans from other third parties	FLAC	3,114	n/a	n/a
Loans from shareholders	FLAC	4,611	n/a	n/a
Loans from other related parties	FLAC	8,634	n/a	n/a
Trade and related party payables	FLAC	38,071	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	35,286
Financial assets measured at fair value	FVTPL	16,191
Financial liabilities measured at fair value	FVTPL	40,843
Financial liabilities measured at amortized cost	FLAC	155,893

				12/31/2024
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current financial assets
Financial assets
Other loans and other investments	AC	66	66	n/a
Other non-current financial assets	AC	69	n/a	n/a

Current financial assets
Trade receivables and other receivables
Trade receivables	AC	24,704	n/a	n/a
Receivables from equity investees	AC	4,207	n/a	n/a
Receivables from shareholder	AC	4,711	n/a	n/a
Other receivables	AC	4,599	n/a	n/a
Other current assets
Restricted cash	AC	59	n/a	n/a
Other	AC	5,243	n/a	n/a
Cash and cash equivalents	AC	3,791	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from other third parties	FLAC	2,000	2,130	n/a
Loans from shareholders	FLAC	21,000	22,365	n/a
Loans from other related parties	FLAC	14,000	15	n/a
Other non-current financial liabilities
Warrants	FVTPL	5,053	5,053	Level 1

Current liabilities
Current borrowings
Loans from banks	FLAC	2,219	n/a	n/a
Loans from other third parties	FLAC	26,547	n/a	n/a
Loans from shareholders	FLAC	8,694	n/a	n/a
Loans from other related parties	FLAC	2,973	n/a	n/a
Trade payables and other liabilities	FLAC	28,179	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	42,212
Financial liabilities measured at fair value	FVTPL	5,053
Financial liabilities measured at amortized cost	FLAC	105,612

Summary of increase in historical volatility of the interest rates would have on the fair values of the embedded derivatives

31.12.2025	Fair value of embedded	Effect on financial
in € thousand	derivatives	result
Change in Share Price
+10 percentage points	11.460	1.031
-10 percentage points	9.434	(995)
Change in Share volatility
+10 percentage points	10.846	417
-10 percentage points	9.946	(483)
Change in Credit Spread
+10 percentage points	10.390	(39)
-10 percentage points	10.468	39

Schedule of fair value level 3 reconciliation assets

		XJ Harbour price
		protection cap
In € thousand	Group14 shares	derivative	Total
12/31/2024	—	—	—
Addition	6,234	10,808	17,042
Changes from fair value remeasurement	2,244	(3,095)	(851)
12/31/2025	8,478	7,713	16,191

Schedule of fair value level 3 reconciliation liabilities

	Black forest –	Black forest – embedded	XJ Harbour – embedded
In € thousand	warrants	derivatives	derivative	Total
12/31/2024	—	—		—
Addition	3,418	1,904	12,964	18,286
Changes from fair value remeasurement	(1,644)	(317)	(3,505)	(5,466)
12/31/2025	1,775	1,587	9,459	12,820

Summary of net gains or losses for each of the financial instrument measurement categories differentiated by the respective sources

2025	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	66	n/a	66
Financial liabilities - FLAC	(11,402)		(11,402)
Financial assets and liabilities - FVTPL	—	(28,076)	(28,076)
Total	(2,886)	(28,076)	(39,413)

2024	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	860	n/a	860
Financial liabilities - FLAC	(4,863)	n/a	(4,863)
Financial assets and liabilities - FVTPL	—	1,028	1,028
Total	(4,003)	1,028	(2,975)

Summary of allowances for ECL determined for the different classes of financial assets developed

	Trade receivables –	Trade receivables –
in € thousand	not credit impaired	credit impaired
Closing Balance 31/12/2023	(137)	(569)
Additions	—	—
Utilization	14	193
Reversal	—	—
Closing Balance 31/12/2024	(123)	(376)
Additions	(196)	(99)
Utilization	—	—
Reversal	—	—
Closing Balance 31/12/2025	(319)	(475)

Summary of the gross carrying amounts by credit-risk rating classes for the several types of financial assets that are not measured at FVTPL

Gross Carrying Amounts by Rating Class			12/31/2025
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	1,574	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	—	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	14,538	—
1-30 days past due	—	434	—
31-60 days past due	—	550	—
61-90 days past due	—	177	—
More than 90 days past due	—	1,924	—
credit-impaired	—	—	11,459
Total	1,574	17,622	11,459

Gross Carrying Amounts by Rating Class			12/31/2024
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	3,791	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,711	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	9,829	—
1-30 days past due	—	919	—
31-60 days past due	—	294	—
61-90 days past due	—	60	—
More than 90 days past due	—	2,822	—
credit-impaired	—	—	5,473
Total	3,791	18,635	5,473

Summary of reconciliation of changes in liabilities arising from financing activities

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2025	77,433	9,694	87,127
Cash flow from financing activities (excluding changes from restricted cash)	4,962	(2,098)	2,864
Proceeds from loans	7,572	—	7,572
Repayments of loans	(2,296)	—	(2,296)
Principal elements of lease payment	—	(1,513)	(1,513)
Interest paid	(314)	(585)	(899)
Other changes	(28,838)	954	(27,884)
Foreign currency effects	(1,172)	(94)	(2,916)
New leases	—	461	461
Accrued interest		586	3,363
Derecognition XJ share purchase liability	(22,666)		(22,666)
Loan forgiveness	(5,000)	—	(5,000)
Balance at December 31, 2025	53,556	8,550	62,106

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2024	48,244	10,886	59,130
Cash flow from financing activities (excluding changes from restricted cash)	6,173	(2,184)	3,989
Proceeds from loans	3,145	—	3,145
Proceeds from Reorganization	14,443	—	14,443
Repayments of loans	(264)	—	(264)
Principal elements of lease payment	—	(1,543)	(1,543)
Interest paid	(212)	(641)	(853)
Transaction with (minority) shareholder	(10,939)	—	(10,939)
Other changes	23,016	993	24,009
Foreign currency effects	—	32	32
New leases	—	306	306
Accrued interest	21,988	655	22,644
Fair value measurement	1,028	—	1,028
Balance at December 31, 2024	77,433	9,694	87,127

Liquidity Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of undiscounted cash outflows of financial liabilities

					12/31/2025
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	1,902	1,452	3,733	3,600	10,688
Borrowings (including embedded derivatives)
Loans from banks	1,232	1,191	—	—	2,423
Loans from other third parties	3,114	5,234	—	—	8,348
Loans from shareholders	4,611	21,651	—	—	26,261
Loans from other related parties	8,634	11,341	—	—	19,975
Trade payables and other liabilities	28,179	—	—	—	28,179

On April 24, 2026 SCHMID entered into separate subscription, set‑off and debt assumption agreements with Anette Schmid, Christian Schmid, Christine Schmid and Schmid Grundstücke GmbH & Co. KG, all of whom are shareholders or related parties of the Company. Under these arrangements, existing financial liabilities with an aggregate amount of €30.8 million (Loans from shareholders: €21.9 million; Loans from related parties: €6.5 million; Loans from other third parties: €2.4 million) are intended to be settled through the issuance of new ordinary shares of the Company (see note 28. Events after the reporting period).

					12/31/2024
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,108	1,928	4,081	6,014	14,131
Borrowings (including embedded derivatives)
Loans from banks	—	—	—	—	—
Loans from other third parties	727	2,063	—	—	2,790
Loans from shareholders	9,216	21,661	—	—	30,877
Loans from other related parties	24,971	14,394	—	—	39,365
Trade payables and other liabilities	28,179	—	—	—	28,179

Foreign Currency Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of net exposure

functional currency entity	12/31/2025				12/31/2024
	EUR	CNY	USD	HKD	EUR	CNY	USD	HKD
EUR		3,657	(62,449)	439		27,201	2,685	(55)
CNY	23,164		(1,335)	(236)	13,120		(1,262)	(2,071)
USD	(2,302)	(105)		—	(876)	(969)		—
TWD	1,404	1	53	—	1,262	(28)	61	269
HKD	(2,851)	(3,344)	(267)		(6,887)	(17,794)	(585)
KRW	(2,541)	33	(134)	—	(2,658)	1,009	(154)	—

Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

in € thousand	12/31/2025		12/31/2024
	+10%	-10%	+10%	-10%
CNY/EUR	1,773	(2,167)	867	(1,059)
USD/EUR	5,468	(6,683)	(315)	384

Interest Rate Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

Impact to P/L
in € thousand	(income (+)/ expense (-))
12/31/2025
Change in interest rate +1%	(388)
Change in interest rate -1%	388
12/31/2024
Change in interest rate +1%	(378)
Change in interest rate -1%	378